Franchise and Income Tax Withdrawal (Details) - USD ($)	Apr. 09, 2024	Apr. 03, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023
Franchise and Income Tax Withdrawal (Details) [Line Items]
Withdrew from trust account					$ 1,982,457
Remitted tax authorities					1,518,949
Remitted to government authorities					463,508
Trust funds for payment					$ 157,474
Operating expenses			$ 335,127	$ 76,974
Payment to income tax obligations	$ 11,000
Subsequent Event [Member]
Franchise and Income Tax Withdrawal (Details) [Line Items]
Payment to income tax obligations		$ 453,342
Subsequent Event [Member] | Sponsor [Member]
Franchise and Income Tax Withdrawal (Details) [Line Items]
Aggregate principal amount		$ 510,000